Accounting Changes	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Accounting Changes

2 – Accounting changes

2011

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income, giving companies the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income in the statement of changes in shareholders' equity. ASU 2011-05 also requires reclassification adjustments for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) to be separately disclosed on the face of the financial statements. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income, which deferred the effective date to present reclassification adjustments in net income. The effective date of the deferral is consistent with the effective date of ASU 2011-05 which becomes effective for fiscal years beginning on or after December 15, 2011. During the deferral period, the FASB plans to re-evaluate the requirement, with a final decision expected in 2012.

The Company currently presents the components of net income and other comprehensive income in two separate and consecutive financial statements. As such, the Company does not expect any significant changes to its annual consolidated financial statements from implementation of the new standards.

2010

Accounting standard updates effective in 2010 that were issued by the FASB had no significant impact on the Company's consolidated financial statements.

2009

Business Combinations

On January 1, 2009, the Company adopted the new requirements of the FASB Accounting Standards Codification (ASC) 805, “Business Combinations,” relating to the accounting for business combinations (previously Statement of Financial Accounting Standards (SFAS) No. 141 (R)), which became effective for acquisitions with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Until December 31, 2008, the Company was subject to the requirements of SFAS No. 141, “Business Combinations,” which required that acquisition-related costs be included as part of the purchase cost of an acquired business. As such, the Company had reported acquisition-related costs in Other current assets pending the closing of its acquisition of the Elgin, Joliet and Eastern Railway Company (EJ&E), which had been subject to an extensive U.S. Surface Transportation Board (STB) approval process. On January 31, 2009, the Company completed its acquisition of the EJ&E and accounted for the acquisition under the revised standard. The Company incurred acquisition-related costs, including costs to obtain regulatory approval of approximately $49 million, which were expensed and reported in Casualty and other in the Consolidated Statement of Income for the year ended December 31, 2009 pursuant to FASB ASC 805 requirements. At the time of adoption, this change in accounting policy had the effect of decreasing net income by $28 million ($0.06 per basic or diluted earnings per share) and Other current assets by $46 million. This change had no effect on the Consolidated Statement of Cash Flows. Disclosures prescribed by FASB ASC 805 are presented in Note 3 – Acquisitions.